Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Quantity and Models of BTC Miners

As of December 31, 2024 and December 31, 2023, PPE consisted of the following:

	Notes	BVVE	Mineral assets	Land and buildings	Leasehold improvements	Vehicles	Total
Cost
Balance as of January 1, 2024		354,803	—	5,740	50,728	1,262	412,533
Additions		294,311	—	29,114	10,228	529	334,182
Dispositions		(433)	—	—	(560)	(25)	(1,018)
Transfer to assets held for sale	10	(208,471)	—	—	—	—	(208,471)
Effect of change in discount rate in asset retirement obligations	21	—	—	—	88	—	88
Sales tax recovery	29	(14,763)	—	(428)	(657)	(18)	(15,866)
Balance as of December 31, 2024		425,447	—	34,426	59,827	1,748	521,448

Accumulated Depreciation
Balance as of January 1, 2024		199,794	—	424	25,656	647	226,521
Depreciation	29, 31	141,219	—	423	4,166	222	146,030
Sales tax recovery - depreciation	29, 31	(8,624)	—	(28)	(104)	(4)	(8,760)
Dispositions		(62)	—	—	(423)	(16)	(501)
Transfer to assets held for sale	10	(197,199)	—	—	—	—	(197,199)
Impairment on deposits transferred to PPE		6,750	—	—	82	—	6,832
Balance as of December 31, 2024		141,878	—	819	29,377	849	172,923

Net book value as of December 31, 2024		283,569	—	33,607	30,450	899	348,525

	Notes	BVVE	Mineral assets	Land and buildings	Leasehold improvements	Vehicles	Total
Cost
Balance as of January 1, 2023		308,205	9,000	4,392	45,278	1,082	367,957
Additions		63,598	—	1,348	5,924	272	71,142
Additions related to asset acquisitions	5	13	—	—	30	—	43
Dispositions		(7,325)	(9,000)	—	(5)	(92)	(16,422)
Transfer to assets held for sale	10	(9,688)	—	—	—	—	(9,688)
Effect of change in discount rate in asset retirement obligations	21	—	—	—	(499)	—	(499)
Balance as of December 31, 2023		354,803	—	5,740	50,728	1,262	412,533

Accumulated Depreciation
Balance as of January 1, 2023		120,097	6,000	270	21,636	526	148,529
Depreciation	29, 31	77,551	—	154	3,556	194	81,455
Dispositions		(5,756)	(9,000)	—	(5)	(73)	(14,834)
Transfer to assets held for sale	10	(8,418)	—	—	—	—	(8,418)
Impairment	11	1,882	3,000	—	—	—	4,882
Impairment on deposits transferred to PPE		14,438	—	—	469	—	14,907
Balance as of December 31, 2023		199,794	—	424	25,656	647	226,521

Net book value as of December 31, 2023		155,009	—	5,316	25,072	615	186,012

Schedule of Quantity and Models of BTC Miners

Further details of the quantity and models of BTC Miners held by the Company as of December 31, 2024 and December 31, 2023 are as follows:

	Notes	MicroBT WhatsMiner*	Bitmain S19j Pro	Bitmain T21	Bitmain S21**	Total
Quantity as of January 1, 2024		51,738	16,361	—	—	68,099
Additions		1,943	—	62,443	9,363	73,749
Dispositions		(15,830)	(699)	—	—	(16,529)
Quantity as of December 31, 2024		37,851	15,662	62,443	9,363	125,319
Classified as assets held for sale	10	(24,927)	(7,996)	—	—	(32,923)
Presented as property, plant and equipment		12,924	7,666	62,443	9,363	92,396

*	Includes 23,106 M30 of which 15,226 are classified as assets held for sale, 10,329 M31 of which 9,169 are classified as assets held for sale, 2,473 M50 of which 532 are classified as assets held for sale and 1,943 M53 Miners.

**	Includes 3,975 S21, 4,523 S21 Pro and 865 S21 Hydro Miners.

Refer to Note 10 for more details on assets held for sale.

	Notes	MicroBT WhatsMiner*	Bitmain S19j Pro	Innosilicon T3 & T2T	Bitmain S19XP	Total
Quantity as of January 1, 2023		45,375	7,172	5,711	—	58,258
Additions		8,281	9,289	—	409	17,979
Dispositions		(1,918)	(100)	(5,711)	(409)	(8,138)
Quantity as of December 31, 2023		51,738	16,361	—	—	68,099
Classified as assets held for sale	10	(731)	(300)	—	—	(1,031)
Presented as property, plant and equipment		51,007	16,061	—	—	67,068

*	Includes 731 M20S classified as assets held for sale, 36,018 M30S, 12,517 M31S and 2,473 M50 Miners.